UNITHOLDERS' EQUITY - Executive Deferred Stapled Unit Plan - Reconciliation of the changes (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Restricted Stapled Unit Plan for executives and employees
Executive Deferred Stapled Unit Plan
Outstanding, Number of shares, beginning balance (in shares)	145,000	124,000
New grants and distributions, Number of shares (in shares)	83,000	80,000
Forfeited, Number (in shares)	(2,000)	(3,000)
PSUs added by performance factor, Number (in shares)	7,000	27,000
Outstanding, Number of shares, ending balance (in shares)	161,000	145,000
Outstanding, Weighted Average Grant Date Fair Value, beginning balance (in dollars per share) | $ / shares	$ 81.93	$ 87.18
New grants — RSUs and PSUs , Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	75.34	71.80
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	79.63	81.54
PSUs added by performance factor, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	73.84	83.37
Outstanding, Weighted Average Grant Date Fair Value, ending balance (in dollars per share) | $ / shares	$ 79.05	$ 81.93
Restricted Stapled Unit Plan for executives and employees | Cash settlement
Executive Deferred Stapled Unit Plan
Settled, Number (in shares)	(36,000)	(42,000)
Settled, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 80.06	$ 80.32
Restricted Stapled Unit Plan for executives and employees | Settled in shares stapled units
Executive Deferred Stapled Unit Plan
Settled, Number (in shares)	(36,000)	(41,000)
Settled, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 80.06	$ 80.32
Restricted based units
Executive Deferred Stapled Unit Plan
Outstanding, Number of shares, beginning balance (in shares)	58,400
New grants and distributions, Number of shares (in shares)	42,800	40,100
Outstanding, Number of shares, ending balance (in shares)	66,700	58,400
Performance based units
Executive Deferred Stapled Unit Plan
Outstanding, Number of shares, beginning balance (in shares)	86,800
New grants and distributions, Number of shares (in shares)	32,200	34,400
Outstanding, Number of shares, ending balance (in shares)	93,900	86,800